Equity Method Based Investees and Discontinued Operations - Summarized Financial Information for Combined Discontinued Operations (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues	$ 439,995	$ 387,008	[1]	$ 551,465	[1]
Tax expenses	(6,927)	(456)	[1]	(7,677)	[1]
Income from discontinued operations, net of tax				1,363	[1]
Orbotech Medical Denmark A/S [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues				3,924
Income before income tax benefit				1,838
Tax expenses				(475)
Income from discontinued operations, net of tax				$ 1,363
Income per share from discontinued operations- basic and diluted				$ 0.03

[1]	See Note 1a(ii).